Share-based Compensation - HCML Options Fair value Assumptions (Details) - HCML Share Option Scheme - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2011
Share-based Compensation
Weighted average grant date fair value of share options (in GBP per share)	£ 1.51	£ 1.67	£ 1.27	£ 0.90	£ 0.32	£ 0.18
Significant inputs into the valuation model (weighted average):
Exercise price (in GBP per share)	4.22	4.69	3.11	1.97	0.61	0.44
Share price at effective date of grant (in GBP per share)	£ 4.22	£ 4.66	£ 3.11	£ 1.97	£ 0.61	£ 0.43
Expected volatility (in percentage) (note (a))	37.70%	37.60%	36.30%	39.00%	36.00%	46.60%
Risk-free interest rate (in percentage) (note (b))	1.08%	1.46%	1.17%	1.00%	3.16%	3.13%
Contractual life of share options (in years)	10 years	10 years	10 years	8 years	10 years	10 years
Expected dividend yield (in percentage) (note (c))	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%